Net Purchase Price Paid (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Real Estate Properties [Line Items]
Borrowings withdrawn for acquisition	$ 172,866,000	$ 181,214,000	$ 63,005,000
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Real Estate Properties [Line Items]
Borrowings withdrawn for acquisition	172,866,000	181,214,000	63,005,000
Land
Real Estate Properties [Line Items]
Borrowings withdrawn for acquisition	20,831,000	26,264,000	7,094,000
Land | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Real Estate Properties [Line Items]
Borrowings withdrawn for acquisition	20,831,000	26,264,000	7,094,000
Building Improvements
Real Estate Properties [Line Items]
Borrowings withdrawn for acquisition	148,307,000	148,914,000	52,087,000
Building Improvements | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Real Estate Properties [Line Items]
Borrowings withdrawn for acquisition	148,307,000	148,914,000	52,087,000
Furniture and Fixtures
Real Estate Properties [Line Items]
Borrowings withdrawn for acquisition	15,188,000	7,567,000	3,824,000
Furniture and Fixtures | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Real Estate Properties [Line Items]
Borrowings withdrawn for acquisition	15,188,000	7,567,000	3,824,000
Mortgages And Other Notes Payable Assumed
Real Estate Properties [Line Items]
Borrowings withdrawn for acquisition	(11,460,000)
Mortgages And Other Notes Payable Assumed | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Real Estate Properties [Line Items]
Borrowings withdrawn for acquisition	(11,460,000)
Above Market Leases
Real Estate Properties [Line Items]
Borrowings withdrawn for acquisition		42,000
Above Market Leases | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Real Estate Properties [Line Items]
Borrowings withdrawn for acquisition		42,000
Below Market Leases
Real Estate Properties [Line Items]
Borrowings withdrawn for acquisition		(2,437,000)
Below Market Leases | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Real Estate Properties [Line Items]
Borrowings withdrawn for acquisition		(2,437,000)
Leases, Acquired-in-Place
Real Estate Properties [Line Items]
Borrowings withdrawn for acquisition		864,000
Leases, Acquired-in-Place | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Real Estate Properties [Line Items]
Borrowings withdrawn for acquisition		$ 864,000